Variable Interest Entity (VIE) - Summary of Bareboat Charter Rates per Day (Details) - West Linus $ in Thousands	Dec. 31, 2017 USD ($)
Sale Leaseback Transaction [Line Items]
Base LIBOR interest rate	1.00%
2018	$ 222
2019	173
2020	140
2021	140
2022	$ 133